Nature of Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Nature of Organization

Nature of Organization

DriveItAway, Inc. (“DIA” or the “Company”) was formed in Delaware on March 26, 2018. DIA is the first national dealer focused mobility platform that enables car dealers to sell more vehicles in a seamless way through eCommerce, with its exclusive “Pay as You Go” app-based subscription program. DIA provides a comprehensive turn-key, solutions driven program with proprietary mobile technology and driver app, insurance coverages and training to get dealerships up and running quickly and profitably in emerging online sales opportunities. The company is planning to soon expand its easy and transparent consumer app ‘subscription to ownership’ platform to enable entry level consumers to drive and acquire new Electric Vehicles. For further information, please see www.driveitaway.com.

Corporate Actions

On November 23, 2021 the Company’s Board of Directors approved the increase in authorized common stock to 10,000,000 and reduced the par value to $0.0001 per share. The amendment was effective on November 24, 2021, the date it was filed with the Delaware Secretary of State.

On November 24, 2021, the Company’s board of directors set the record date for a 1,000 for 1 forward stock split to be the close of business on November 24, 2021. The forward stock split was previously approved in June 2020 but not implemented because the Company did not have sufficient authorized shares at the time. As a result of the forward stock split, the Company’s 2020 Equity Compensation Plan, and all outstanding options, warrants and convertible securities were proportionally adjusted.

All references to shares of our common stock in these audited financial statements refer to the number of shares of common stock after giving retrospective effect to the forward stock split (unless otherwise indicated) and authorized capital changes.

Basis of Presentation

Basis of Presentation

The Company’s financial statements are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Fiscal year	Fiscal year The Company operates on a September 30 fiscal year-end.
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. The significant estimates and assumptions made by management include allowance for doubtful accounts, allowance for deferred tax assets, fair value of equity instruments. Actual results could differ from those estimates as the current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid securities with original maturities of three months or less when acquired, to be cash equivalents. As of September 30, 2021 and 2020 the Company had cash of $9,774 and $28,975, respectively and did not have cash equivalents.

Accounts Receivable

Accounts Receivable

The Company reviews accounts receivable periodically for collectability and establishes an allowance for doubtful accounts and records bad debt expense when deemed necessary. The Company records an allowance for doubtful accounts that is based on historical trends, customer knowledge, any known disputes, and considers the aging of the accounts receivable balances combined with management’s estimate of future potential recoverability. Accounts and receivables are written off against the allowance after all attempts to collect a receivable have failed. The Company believes its allowances for doubtful accounts as of September 30, 2021 and 2020 are adequate, but actual write-offs could exceed the recorded allowance. During the year ended September 30, 2021, and 2020 the balances in the allowance for doubtful accounts was $0.

Revenue Recognition

Revenue Recognition

The Company’s revenue is recognized in accordance with Accounting Standards Codification(“ASC”) 606, Revenue from Contracts with Customers, for all periods presented. The Company, through its DriveItAway online/app-based platform, operates in the retail automotive industry. The Company assists subprime and deep subprime candidates, with little or no down payment, in purchasing the used vehicle of his/her choice by first starting in an app based, turnkey rental, through participating franchise and independent car dealers. During the years ended September 30, 2021 and 2020, the Company derived its rental revenue from contract revenue share for rentals between participating franchise and independent car dealers and individual car rental customers (“customers”). In conjunction with the rental revenue, the Company generates revenue by providing driver and vehicle insurance through a third party, included in the rental contract with each customer.

The Company’s performance obligation for rental revenue is to provide an application to track car rental arrangements and to collect cash from car rental customers and remit those payments to participating franchise and independent car dealers, net of the Company’s revenue share. The car rental arrangements are over a fixed contracted period; therefore, the Company recognizes revenue ratably during the contract term. The Company’s performance obligation for insurance revenue is to collect insurance fees from the customer and provide the third-party provider payment for the insurance provided to the customer. The insurance is offered over a fixed contracted period; therefore, the Company recognizes revenue ratably during the contract term.

Rental and insurance transactions are prepaid at the beginning of the rental cycle (typically a one-week rental that has an automatic renewal) with an automatic charge to the customer’s credit card on file through the DIA system. The DIA system then distributes the vehicle owner share (typically 85% of rental revenue) to the vehicle owner’s bank account from the Stripe Account. This amount is shown as a deduction to Revenues (“Vehicle Owner Share”) on the Company’s Statements of Operations. The net amount is then transferred from the Company’s Stripe Account to the DIA operating bank account. DIA also distributes insurance amounts due to the third-party insurance provider on a monthly basis. This amount is shown as a deduction to revenues (“Driver & Dealer Insurance Cost”) on the Company’s Statements of Operations.

DIA also generate miscellaneous revenue in a number of ways. At the end of the rental term, the DIA software system checks for any excess usage and charges, based on the terms of the rental contract, and will automatically charge a customer’s credit card. These charges are recognized when the credit card charge goes through and recorded as miscellaneous revenue on the Company’s Statements of Operations. Additional miscellaneous revenue represents amounts earned on telematics equipment and telematics software services related to each rental vehicle used to track excess usage and charges. DIA performance obligation is to provide the equipment to the vehicle owner for self-installation and allow access to the software throughout the rental term. The Company recognizes revenue when the equipment is delivered to the vehicle owner. Miscellaneous revenue associated with use of the telematics software is recognized on a monthly basis as it is a monthly service.

The Company’s Cost of Goods sold consists of credit card fees incurred from the cash collections and cash remittance process, as a significant portion of its performance obligation is to collect and remit payments through its credit card processors.

Software Development	Software Development Software Development costs are expensed as incurred.
Advertising Cost	Advertising Cost Advertising costs are expensed as incurred. During the years ended September 30, 2021 and 2020, the Company recorded advertising expense of $8,950 and $34,298, respectively.
Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for all restricted stock awards and stock options. The fair value of restricted stock awards is measured using the grant date fair value of our stock, as determined by the Board of Directors. The fair value of stock options is estimated at the grant date using the Black-Scholes option-pricing model, and the portion that is ultimately expected to vest is recognized as compensation cost over the requisite service period. We have elected to recognize compensation expense for all options with graded vesting on a straight-line basis over the vesting period of the entire option. The determination of fair value using the Black-Scholes pricing model is affected by our stock value as well as assumptions regarding a number of complex and subjective variables, including expected stock price volatility and the risk-free interest rate.

Income Taxes

Income Taxes

The provision for income taxes and deferred income taxes are determined using the asset and liability method. Deferred tax assets and liabilities are determined based on temporary differences between the financial carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the temporary differences are expected to reverse. On a periodic basis, the Company assesses the probability that its net deferred tax assets, if any, will be recovered. If after evaluating all of the positive and negative evidence, a conclusion is made that it is more likely than not that some portion or all of the net deferred tax assets will not be recovered, a valuation allowance is provided by a charge to tax expense to reserve the portion of the deferred tax assets which are not expected to be realized.

Net Loss per Share of Common Stock

Net Loss per Share of Common Stock

The Company calculates net loss per share in accordance with ASC Topic 260, “Earnings per Share.” Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per share of common stock are computed by dividing net earnings by the weighted average number of shares and potential shares outstanding during the period. Potential shares of common stock consist of shares issuable upon the conversion of outstanding convertible debt and stock option. For the years ended September 30, 2021 and 2020, the common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

Recent accounting pronouncements

Recent accounting pronouncements

The Company has reviewed all newly issued accounting pronouncements, including those that are not yet effective, and all have been deemed either immaterial or not applicable.